UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-21410

 THE WEITZ FUNDS
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
(Address of principal executive offices)

Wallace R. Weitz & Company
The Weitz Funds
1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

 Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2012 • (UNAUDITED)

COMMON STOCKS — 78.9%	Shares	Value
Information Technology — 17.2%
Computers & Peripherals — 6.3%
Hewlett-Packard Co.	2,570,000	$36,622,500
Dell, Inc.	2,000,000	20,260,000
		56,882,500
Semiconductors — 3.7%
Texas Instruments, Inc.	1,080,000	33,415,200
Internet Software & Services — 3.0%
Google, Inc. - CL A*	37,500	26,601,375
Software — 2.7%
Microsoft Corp.	900,000	24,057,000
IT Services — 1.5%
Accenture plc - CL A	200,000	13,300,000
		154,256,075
Consumer Discretionary — 17.0%
Cable & Satellite — 6.4%
Liberty Global, Inc. - Series C*	500,000	29,375,000
DIRECTV*	550,000	27,588,000
		56,963,000
Advertising — 3.2%
Omnicom Group, Inc.	575,000	28,727,000
Multiline Retail — 3.0%
Target Corp.	450,000	26,626,500
Internet & Catalog Retail — 2.6%
Liberty Interactive Corp. - Series A*	1,200,000	23,616,000
Movies & Entertainment — 1.8%
The Walt Disney Co.	325,000	16,181,750
		152,114,250
Financials — 14.6%
Property & Casualty Insurance — 5.9%
Berkshire Hathaway, Inc. - CL B*	590,000	52,923,000
Insurance Brokers — 5.2%
Aon plc - CL A	845,410	47,004,796
Commercial Banks — 3.5%
Wells Fargo & Co.	925,000	31,616,500
		131,544,296
Health Care — 8.2%
Pharmaceuticals — 5.7%
Valeant Pharmaceuticals International, Inc.*	850,000	50,804,500
Health Care Services — 2.5%
Express Scripts Holding Co.*	420,000	22,680,000
		73,484,500
Energy — 7.9%
Oil & Gas Exploration & Production — 7.9%
Range Resources Corp.	430,000	27,016,900
Southwestern Energy Co.*	675,000	22,551,750
Apache Corp.	275,000	21,587,500
		71,156,150

	Principal
	amount
	or shares	Value
Materials — 5.8%
Construction Materials — 3.5%
Martin Marietta Materials, Inc.	330,000	$31,112,400
Industrial Gases — 1.5%
Praxair, Inc.	125,000	13,681,250
Fertilizers & Agricultural Chemicals — 0.8%
The Mosaic Co.	125,000	7,078,750
		51,872,400
Consumer Staples — 5.0%
Food & Staples Retailing — 2.5%
CVS Caremark Corp.	460,000	22,241,000
Beverages — 2.5%
Diageo plc - Sponsored ADR	115,000	13,406,700
Anheuser-Busch InBev SA/NV -
Sponsored ADR	100,000	8,741,000
		22,147,700
		44,388,700
Industrials — 3.2%
Air Freight & Logistics — 3.2%
United Parcel Service, Inc. - CL B	390,000	28,754,700
Total Common Stocks
(Cost $571,716,813)		707,571,071

CASH EQUIVALENTS — 21.5%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	5,344,899	5,344,899
U.S. Treasury Bills, 0.07% to 0.15%,
1/17/13 to 5/09/13(b)	$187,000,000	186,979,736
Total Cash Equivalents
(Cost $192,297,216)		192,324,635
Total Investments in Securities
(Cost $764,014,029)		899,895,706
Other Liabilities in Excess of Other Assets — (0.4%)		(3,189,253)
Net Assets — 100.0%		$896,706,453
Net Asset Value Per Share		$34.05

*	Non-income producing
(a)	Rate presented represents the annualized 7-day yield at December 31, 2012.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.

See Notes to Schedule of Investments

PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2012 • (UNAUDITED)

COMMON STOCKS — 75.6%	Shares	Value
Consumer Discretionary — 23.3%
Cable & Satellite — 5.1%
Liberty Global, Inc. - Series C*	380,000	$22,325,000
DIRECTV*	300,000	15,048,000
		37,373,000
Internet & Catalog Retail — 3.3%
Liberty Interactive Corp. - Series A*	950,000	18,696,000
Liberty Ventures - Series A*	80,705	5,468,571
		24,164,571
Textiles, Apparel & Luxury Goods — 3.3%
Iconix Brand Group, Inc.*	1,066,700	23,808,744
Multiline Retail — 2.8%
Target Corp.	350,000	20,709,500
Hotels, Restaurants & Leisure — 2.6%
Interval Leisure Group, Inc.	1,000,000	19,390,000
Broadcasting — 2.5%
Liberty Media Corp. -
Liberty Capital - Series A*	155,000	17,981,550
Movies & Entertainment — 1.9%
Live Nation Entertainment, Inc.*	1,530,626	14,250,128
Specialized Consumer Services — 1.8%
Coinstar, Inc.*	250,000	13,002,500
		170,679,993
Information Technology — 17.4%
Computers & Peripherals — 4.5%
Hewlett-Packard Co.	1,250,000	17,812,500
Dell, Inc.	1,500,000	15,195,000
		33,007,500
Internet Software & Services — 4.0%
Google, Inc. - CL A*	28,000	19,862,360
XO Group, Inc.*	1,000,000	9,300,000
		29,162,360
Semiconductors — 3.5%
Texas Instruments, Inc.	825,000	25,525,500
Electronic Equipment & Instruments — 3.3%
FLIR Systems, Inc.	1,075,000	23,983,250
Software — 2.1%
Microsoft Corp.	575,000	15,369,750
		127,048,360
Financials — 15.9%
Insurance Brokers — 4.2%
Aon plc - CL A	550,000	30,580,000
Property & Casualty Insurance — 4.2%
Berkshire Hathaway, Inc. - CL B*	340,000	30,498,000
Mortgage REIT’s — 4.1%
Redwood Trust, Inc.	1,800,000	30,402,000
Commercial Banks — 3.4%
Wells Fargo & Co.	725,000	24,780,500
		116,260,500

	Principal
	amount
	or shares	Value
Health Care — 8.8%
Health Care Services — 5.1%
Omnicare, Inc.	540,000	$19,494,000
Laboratory Corp. of America Holdings*	210,000	18,190,200
		37,684,200
Pharmaceuticals — 3.7%
Valeant Pharmaceuticals International, Inc.*	450,000	26,896,500
		64,580,700
Energy — 6.1%
Oil & Gas Exploration & Production — 6.1%
SandRidge Energy, Inc.*	2,700,000	17,145,000
Southwestern Energy Co.*	460,000	15,368,600
Apache Corp.	150,000	11,775,000
		44,288,600
Materials — 2.2%
Construction Materials — 2.2%
Martin Marietta Materials, Inc.	172,500	16,263,300
Consumer Staples — 1.9%
Food & Staples Retailing — 1.9%
CVS Caremark Corp.	285,000	13,779,750
Total Common Stocks
(Cost $442,153,292)		552,901,203

CASH EQUIVALENTS — 25.1%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	8,543,738	8,543,738
U.S. Treasury Bills, 0.03% to 0.15%,
1/17/13 to 5/09/13(b)	$175,000,000	174,976,580
Total Cash Equivalents
(Cost $183,491,893)		183,520,318
Total Investments in Securities
(Cost $625,645,185)		736,421,521
Other Liabilities in Excess of Other Assets — (0.7%)		(4,844,095)
Net Assets — 100.0%		$731,577,426
Net Asset Value Per Share		$24.81

*	Non-income producing
(a)	Rate presented represents the annualized 7-day yield at December 31, 2012.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.

See Notes to Schedule of Investments

PARTNERS III OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2012 • (UNAUDITED)

COMMON STOCKS — 99.4%	Shares	Value
Consumer Discretionary — 34.1%
Cable & Satellite — 8.0%
DIRECTV*	500,000	$25,080,000
Liberty Global, Inc. - Series C* (b)	365,000	21,443,750
		46,523,750
Textiles, Apparel & Luxury Goods — 5.4%
Iconix Brand Group, Inc.*	1,400,000	31,248,000
Broadcasting — 4.8%
Liberty Media Corp. -
Liberty Capital - Series A* (b)	190,000	22,041,900
Cumulus Media, Inc. - CL A*	2,100,000	5,607,000
		27,648,900
Movies & Entertainment — 4.2%
Live Nation Entertainment, Inc.*	2,600,000	24,206,000
Internet & Catalog Retail — 4.0%
Liberty Interactive Corp. - Series A* (b)	850,000	16,728,000
Liberty Ventures - Series A* (b)	100,000	6,776,000
		23,504,000
Specialized Consumer Services — 2.7%
Coinstar, Inc.* (b)	300,000	15,603,000
Hotels, Restaurants & Leisure — 2.7%
Interval Leisure Group, Inc.	800,000	15,512,000
Advertising — 2.3%
National CineMedia, Inc.	950,000	13,423,500
		197,669,150
Information Technology — 20.4%
Computers & Peripherals — 7.5%
Hewlett-Packard Co.	1,750,000	24,937,500
Dell, Inc.(b)	1,800,000	18,234,000
		43,171,500
Semiconductors — 4.3%
Texas Instruments, Inc.	800,000	24,752,000
Internet Software & Services — 3.8%
Google, Inc. - CL A* (b)	20,000	14,187,400
XO Group, Inc.*	850,000	7,905,000
		22,092,400
Electronic Equipment & Instruments — 3.1%
FLIR Systems, Inc.	800,000	17,848,000
Software — 1.7%
Microsoft Corp.	380,000	10,157,400
		118,021,300
Financials — 19.6%
Commercial Banks — 5.9%
Wells Fargo & Co.(b)	1,000,000	34,180,000
Mortgage REIT’s — 4.6%
Redwood Trust, Inc.(b)	1,580,000	26,686,200
Insurance Brokers — 4.6%
Aon plc - CL A(b)	475,000	26,410,000
Property & Casualty Insurance — 4.5%
Berkshire Hathaway, Inc. - CL B* (b)	290,000	26,013,000
		113,289,200

	Shares	Value
Health Care — 13.5%
Health Care Services — 6.8%
Omnicare, Inc.(b)	610,000	$22,021,000
Laboratory Corp. of America Holdings* (b)	200,000	17,324,000
		39,345,000
Pharmaceuticals — 6.7%
Valeant Pharmaceuticals International, Inc.* (b) 650,000		38,850,500
		78,195,500
Energy — 9.0%
Oil & Gas Exploration & Production — 9.0%
SandRidge Energy, Inc.*	4,000,000	25,400,000
Range Resources Corp.(b)	220,000	13,822,600
Southwestern Energy Co.*	200,000	6,682,000
Apache Corp.(b)	80,000	6,280,000
		52,184,600
Materials — 2.3%
Construction Materials — 2.3%
Martin Marietta Materials, Inc.(b)	140,000	13,199,200
Industrials — 0.5%
Machinery — 0.5%
Intelligent Systems Corp.* # †	2,270,000	3,107,630
Total Common Stocks
(Cost $451,100,756)		575,666,580

	Expiration	Shares
PUT	date/	subject
OPTIONS* — 0.1%	Strike price	to option	Value
Put Options
S&P 500 Index	Feb. 2013 / $1,350	20,000	240,000
S&P 500 Index June	2013 / $1,375	10,000	512,000
Total Put Options
(premiums paid $1,768,750)			752,000

CASH EQUIVALENTS — 0.2%	Shares	Value
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)
(Cost $987,380)	987,380	$987,380
Total Investments in Securities
(Cost $453,856,886)		577,405,960
Due From Broker(b) — 13.8%		79,744,680
Securities Sold Short — (13.6%)		(78,525,100)
Options Written — (0.7%)		(4,377,150)
Other Assets Less Other Liabilities — 0.8%		4,819,461
Net Assets — 100.0%		$579,067,851
Net Asset Value Per Share - Institutional Class		$12.60
Net Asset Value Per Share - Investor Class		$12.55

PARTNERS III OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS • (CONTINUED) • (UNAUDITED)

SECURITIES SOLD SHORT — (13.6%)	Shares	Value
Ishares Russell 2000 Fund	320,000	(26,972,800)
Ishares Russell 2000 Value Fund	130,000	(9,816,300)
Ishares Russell Midcap Fund	180,000	(20,358,000)
SPDR S&P 500 ETF Trust	150,000	(21,378,000)
Total Securities Sold Short
(proceeds $73,023,229)		$(78,525,100)

	Expiration	Shares
	date/	subject
OPTIONS WRITTEN*	Strike price	to option	Value
Covered Call Options
Coinstar, Inc.	Jan. 2013 / $47.50	100,000	$(495,000)
Coinstar, Inc.	Feb. 2013 / $52.50	50,000	(163,750)
Coinstar, Inc.	April 2013 / $50	100,000	(560,000)
Coinstar, Inc.	April 2013 / $52.50	50,000	(212,500)
Valeant Pharmaceuticals
International, Inc.	April 2013 / $60	50,000	(237,500)
			(1,668,750)
Uncovered Call Options
S&P 500 Index	Feb. 2013 / $1,350	20,000	(1,774,000)
S&P 500 Index	June 2013 / $1,375	10,000	(913,900)
			(2,687,900)
Put Options
Coinstar, Inc.	Jan. 2013 / $40	100,000	(7,500)
Coinstar, Inc.	Jan. 2013 / $42.50	100,000	(13,000)
			(20,500)
Total Options Written
(premiums received $3,577,806)			$(4,377,150)

*	Non-income producing
†	Controlled affiliate
#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at December 31, 2012.
(b)	Fully or partially pledged as collateral on securities sold short and outstanding written options.

See Notes to Schedule of Investments

RESEARCH FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2012 • (UNAUDITED)

COMMON STOCKS — 82.5%	Shares	Value
Information Technology — 35.3%
Computers & Peripherals — 9.6%
Hewlett-Packard Co.	50,470	$719,197
Dell, Inc.	70,345	712,595
Apple Inc.	400	213,212
		1,645,004
Software — 7.4%
Microsoft Corp.	37,607	1,005,235
Oracle Corp.	7,700	256,564
		1,261,799
Electronic Equipment & Instruments — 6.7%
FLIR Systems, Inc.	51,470	1,148,296
Internet Software & Services — 5.4%
Google, Inc. - CL A*	659	467,475
XO Group, Inc.*	48,778	453,635
		921,110
IT Services — 4.6%
Sapient Corp.*	29,500	311,520
Fidelity National Information Services, Inc.	7,200	250,632
Accenture plc - CL A	3,300	219,450
		781,602
Semiconductors — 1.6%
Texas Instruments, Inc.	8,700	269,178
		6,026,989
Consumer Discretionary — 24.2%
Specialized Consumer Services — 10.1%
Coinstar, Inc.*	33,029	1,717,838
Cable & Satellite — 3.6%
DIRECTV*	12,220	612,955
Education Services — 2.2%
ITT Educational Services, Inc.*	22,250	385,148
Hotels, Restaurants & Leisure — 2.0%
Interval Leisure Group, Inc.	17,412	337,619
Advertising — 1.8%
National CineMedia, Inc.	22,000	310,860
Textiles, Apparel & Luxury Goods — 1.7%
Iconix Brand Group, Inc.*	13,500	301,320
Movies & Entertainment — 1.4%
The Walt Disney Co.	4,800	238,992
Multiline Retail — 1.4%
Target Corp.	4,000	236,680
		4,141,412
Financials — 6.9%
Property & Casualty Insurance — 4.0%
Berkshire Hathaway, Inc. - CL B*	7,671	688,089
Insurance Brokers — 2.9%
Aon plc - CL A	8,930	496,508
		1,184,597

	Shares	Value
Health Care — 6.5%
Pharmaceuticals — 5.3%
Valeant Pharmaceuticals International, Inc.*	15,030	$898,343
Health Care Services — 1.2%
Omnicare, Inc.	5,620	202,882
		1,101,225
Energy — 4.2%
Oil & Gas Exploration & Production — 4.2%
Southwestern Energy Co.*	21,669	723,961
Consumer Staples — 3.1%
Personal Products — 1.8%
Avon Products, Inc.	22,000	315,920
Food & Staples Retailing — 1.3%
CVS Caremark Corp.	4,560	220,476
		536,396
Industrials — 2.3%
Research & Consulting Services — 2.3%
FTI Consulting, Inc.*	11,704	386,232
Total Common Stocks
(Cost $13,190,511)		14,100,812

CASH EQUIVALENTS — 15.3%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)
(Cost $2,607,530)	2,607,530	2,607,530
Total Investments in Securities
(Cost $15,798,041)		16,708,342
Other Assets less Other Liabilities — 2.2%		379,783
Net Assets — 100.0%		$17,088,125
Net Asset Value Per Share		$9.56

*	Non-income producing
(a)	Rate presented represents the annualized 7-day yield at December 31, 2012.

See Notes to Schedule of Investments

HICKORY FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2012 • (UNAUDITED)

COMMON STOCKS — 69.4%	Shares	Value
Consumer Discretionary — 28.6%
Internet & Catalog Retail — 4.0%
Liberty Interactive Corp. - Series A*	585,000	$11,512,800
Liberty Ventures - Series A*	45,060	3,053,266
		14,566,066
Broadcasting — 3.9%
Liberty Media Corp. -
Liberty Capital - Series A*	95,000	11,020,950
Cumulus Media, Inc. - CL A*	1,200,000	3,204,000
		14,224,950
Textiles, Apparel & Luxury Goods — 3.8%
Iconix Brand Group, Inc.*	625,000	13,950,000
Movies & Entertainment — 3.7%
Live Nation Entertainment, Inc.*	1,430,000	13,313,300
Specialized Consumer Services — 3.6%
Coinstar, Inc.*	250,000	13,002,500
Advertising — 3.5%
National CineMedia, Inc.	900,000	12,717,000
Hotels, Restaurants & Leisure — 3.2%
Interval Leisure Group, Inc.	600,000	11,634,000
Cable & Satellite — 2.9%
Liberty Global, Inc. - Series C*	180,000	10,575,000
		103,982,816
Financials — 11.2%
Insurance Brokers — 5.1%
Brown & Brown, Inc.	310,000	7,892,600
Aon plc - CL A	130,000	7,228,000
Willis Group Holdings Ltd.	100,000	3,353,000
		18,473,600
Mortgage REIT’s — 4.3%
Redwood Trust, Inc.	930,000	15,707,700
Property & Casualty Insurance — 1.8%
CNA Financial Corp.	230,000	6,442,300
		40,623,600
Information Technology — 9.6%
Electronic Equipment & Instruments — 4.9%
FLIR Systems, Inc.	800,000	17,848,000
IT Services — 2.7%
Sapient Corp.*	550,000	5,808,000
CACI International, Inc. - CL A*	70,000	3,852,100
		9,660,100
Internet Software & Services — 2.0%
XO Group, Inc.*	785,000	7,300,500
		34,808,600
Health Care — 6.6%
Health Care Services — 6.6%
Omnicare, Inc.	355,000	12,815,500
Laboratory Corp. of America Holdings*	132,000	11,433,840
		24,249,340

	Principal
	amount
	or shares	Value
Materials — 4.5%
Construction Materials — 2.9%
Martin Marietta Materials, Inc.	110,000	$10,370,800
Metals & Mining — 1.6%
Compass Minerals International, Inc.	80,000	5,976,800
		16,347,600
Energy — 4.1%
Oil & Gas Exploration & Production — 4.1%
SandRidge Energy, Inc.*	2,350,000	14,922,500
Industrials — 2.8%
Research & Consulting Services — 1.3%
FTI Consulting, Inc.*	142,300	4,695,900
Aerospace & Defense — 1.1%
TransDigm Group, Inc.	30,000	4,090,800
Commercial Services & Supplies — 0.4%
Ascent Capital Group, Inc. - CL A*	22,400	1,387,456
		10,174,156
Consumer Staples — 1.4%
Personal Products — 1.4%
Prestige Brands Holdings, Inc.*	250,000	5,007,500
Telecommunication Services — 0.6%
Diversified Telecommunication Services — 0.6%
LICT Corp.* #	1,005	2,311,500
Total Common Stocks
(Cost $195,924,459)		252,427,612

CASH EQUIVALENTS — 32.3%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	4,394,189	4,394,189
U.S. Treasury Bills, 0.05% to 0.15%,
1/17/13 to 5/09/13(b)	$113,000,000	112,989,609
Total Cash Equivalents
(Cost $117,372,771)		117,383,798
Total Investments in Securities
(Cost $313,297,230)		369,811,410
Other Liabilities in Excess of Other Assets — (1.7%)		(6,251,953)
Net Assets — 100.0%		$363,559,457
Net Asset Value Per Share		$45.88

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at December 31, 2012.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.

See Notes to Schedule of Investments

BALANCED FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2012 • (UNAUDITED)

COMMON STOCKS — 46.9%	Shares	Value
Information Technology — 9.9%
Electronic Equipment & Instruments — 2.5%
FLIR Systems, Inc.	100,000	$2,231,000
Internet Software & Services — 1.9%
Google, Inc. - CL A*	2,400	1,702,488
Semiconductors — 1.7%
Texas Instruments, Inc.	50,000	1,547,000
Computers & Peripherals — 1.4%
Dell, Inc.	125,000	1,266,250
Software — 1.2%
Microsoft Corp.	40,000	1,069,200
IT Services — 1.2%
Accenture plc - CL A	16,000	1,064,000
		8,879,938
Financials — 8.7%
Property & Casualty Insurance — 2.7%
Berkshire Hathaway, Inc. - CL B*	27,000	2,421,900
Mortgage REIT’s — 2.5%
Redwood Trust, Inc.	135,000	2,280,150
Insurance Brokers — 2.5%
Aon plc - CL A	40,000	2,224,000
Commercial Banks — 1.0%
Wells Fargo & Co.	25,000	854,500
		7,780,550
Consumer Discretionary — 8.3%
Specialized Consumer Services — 2.6%
Coinstar, Inc.*	45,000	2,340,450
Advertising — 2.5%
National CineMedia, Inc.	90,000	1,271,700
Omnicom Group, Inc.	20,000	999,200
		2,270,900
Movies & Entertainment — 1.7%
The Walt Disney Co.	30,000	1,493,700
Multiline Retail — 1.5%
Target Corp.	22,500	1,331,325
		7,436,375
Health Care — 7.3%
Health Care Services — 4.5%
Laboratory Corp. of America Holdings*	23,000	1,992,260
Omnicare, Inc.	30,000	1,083,000
Express Scripts Holding Co.*	17,500	945,000
		4,020,260
Pharmaceuticals — 2.8%
Valeant Pharmaceuticals International, Inc.*	42,000	2,510,340
		6,530,600
Industrials — 3.9%
Air Freight & Logistics — 1.6%
United Parcel Service, Inc. - CL B	20,000	1,474,600
Research & Consulting Services — 1.3%
FTI Consulting, Inc.*	35,000	1,155,000
Commercial Services & Supplies — 1.0%
Republic Services, Inc.	30,000	879,900
		3,509,500

	Shares	Value
Consumer Staples — 3.9%
Beverages — 2.4%
Diageo plc - Sponsored ADR	11,200	$1,305,696
Anheuser-Busch InBev SA/NV -
Sponsored ADR	10,000	874,100
		2,179,796
Food & Staples Retailing — 1.5%
CVS Caremark Corp.	27,500	1,329,625
		3,509,421
Materials — 2.5%
Construction Materials — 2.1%
Martin Marietta Materials, Inc.	20,000	1,885,600
Metals & Mining — 0.4%
Compass Minerals International, Inc.	5,000	373,550
		2,259,150
Energy — 2.4%
Oil & Gas Exploration & Production — 2.4%
Apache Corp.	17,000	1,334,500
Southwestern Energy Co.*	25,000	835,250
		2,169,750
Total Common Stocks
(Cost $33,175,557)		42,075,284

	Principal
CORPORATE BONDS — 9.4%	amount	Value
American Express Credit Corp.
7.3% 8/20/13	$650,000	678,029
1.75% 6/12/15	500,000	510,777
Comcast Corp.
6.5% 1/15/15	300,000	334,445
4.95% 6/15/16	193,000	217,729
Dell, Inc.
5.625% 4/15/14	250,000	265,447
Hewlett-Packard Co.
6.0% 8/01/13	670,000	686,971
4.75% 6/02/14	750,000	782,071
Liberty Interactive LLC
5.7% 5/15/13	750,000	762,188
Markel Corp.
6.8% 2/15/13	750,000	754,761
Time Warner Cable, Inc.
7.5% 4/01/14	120,000	130,066
TE Connectivity Ltd.
5.95% 1/15/14	449,000	472,876
U.S. Bank N.A.
4.95% 10/30/14	500,000	537,836
WellPoint, Inc.
6.0% 2/15/14	250,000	264,664
Wells Fargo & Co.
4.375% 1/31/13	750,000	752,243
0.69275% 11/03/14 (Wachovia Bank)
Floating Rate Security	550,000	548,628
0.52% 5/16/16 Floating Rate Security	250,000	244,889
WM Wrigley Jr. Co.
3.05% 6/28/13(d)	500,000	505,996
Total Corporate Bonds
(Cost $8,198,162)		8,449,616

See Notes to Schedule of Investments

BALANCED FUND
SCHEDULE OF INVESTMENTS • (CONTINUED) • (UNAUDITED)

MORTGAGE-BACKED	Principal
SECURITIES — 2.8%(c)	amount	Value
Federal Home Loan Mortgage Corporation — 0.6%
Collateralized Mortgage Obligations — 0.6%
2831 CL AB — 5.0% 2018 (0.0 years)	$361	$361
2926 CL AB — 5.0% 2019 (0.2 years)	34,228	34,490
2627 CL LE — 3.0% 2017 (0.5 years)	79,885	80,641
3649 CL BW — 4.0% 2025 (2.6 years)	400,694	422,826
		538,318
Federal National Mortgage Association — 1.2%
Collateralized Mortgage Obligations — 0.7%
2002-91 CL QG — 5.0% 2018 (1.7 years)	278,026	296,866
2003-9 CL DB — 5.0% 2018 (1.8 years)	287,975	308,080
		604,946
Pass-Through Securities — 0.5%
995755 — 4.5% 2024 (2.6 years)	121,593	130,886
AB1769 — 3.0% 2025 (2.6 years)	337,067	360,356
		491,242
		1,096,188
Non-Government Agency — 1.0%
Collateralized Mortgage Obligations — 1.0%
SEMT 2010-H1 CL A1 — 3.75% 2040
(0.3 years)	259,065	262,108
SEMT 2011-1 CL A1 — 4.125% 2041
(0.7 years)	128,609	130,960
Chase 2004-S1 CL A6 — 4.5% 2019
(1.7 years)	77,062	73,948
SEMT 2012-1 CL 1A1 — 2.865% 2042
(2.1 years)	379,947	390,757
		857,773
Total Mortgage-Backed Securities
(Cost $2,389,425)		2,492,279

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
RCMC 2012-CRE1 CL A — 5.62346% 2044 (2.6 years)(d)
(Cost $399,925)	399,925	401,924

ASSET-BACKED SECURITIES — 0.6%
CABMT 2011-2A CL A2 — 0.809% 2019 Floating Rate Security
(3.4 years)(d)
(Cost $500,000)	500,000	505,140

	Principal
TAXABLE MUNICIPAL	amount
BONDS — 0.3%	or shares	Value
University of California 4.85% 5/15/13
(Cost $299,835)	$300,000	$304,914

CASH EQUIVALENTS — 40.6%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	1,415,556	1,415,556
U.S. Treasury Bills, 0.05% to 0.15%,
1/17/13 to 5/09/13(b)	$35,000,000	34,995,610
Total Cash Equivalents
(Cost $36,406,417)		36,411,166
Total Investments in Securities
(Cost $81,369,321)		90,640,323
Other Liabilities in Excess of Other Assets — (1.0%)		(907,481)
Net Assets — 100.0%		$89,732,842
Net Asset Value Per Share		$12.74

*	Non-income producing
(a)	Rate presented represents the annualized 7-day yield at December 31, 2012.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.
(c)	Number of years indicated represents estimated average life of mortgage-backed securities.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments

SHORT-INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2012 • (UNAUDITED)

	Principal
CORPORATE BONDS — 41.3%	amount	Value
American Express Co.
Credit Corp. 7.3% 8/20/13	$3,782,000	$3,945,084
FSB Bank 6.0% 9/13/17	2,500,000	3,020,552
8.125% 5/20/19	1,000,000	1,356,496
Anheuser-Busch InBev SA/NV
4.125% 1/15/15	6,000,000	6,414,660
Aon plc
3.5% 9/30/15	5,000,000	5,269,475
AutoZone, Inc.
5.75% 1/15/15	1,250,000	1,368,519
Bank of America Corp.
5.125% 11/15/14	14,080,000	15,022,276
4.5% 4/01/15	10,000,000	10,664,980
Berkshire Hathaway Finance Corp.
2.125% 2/11/13	3,000,000	3,005,451
4.6% 5/15/13	3,000,000	3,046,785
4.625% 10/15/13	1,634,000	1,685,924
1.5% 1/10/14	500,000	505,757
4.85% 1/15/15	1,500,000	1,628,132
1.6% 5/15/17	1,000,000	1,020,353
5.4% 5/15/18	5,000,000	6,021,540
4.25% 1/15/21	1,000,000	1,149,317
Best Buy Co., Inc.
7.25% 7/15/13	6,449,000	6,561,857
Boston Properties LP
5.625% 4/15/15	2,000,000	2,197,464
5.875% 10/15/19	4,000,000	4,776,456
Comcast Corp.
6.5% 1/15/15	2,081,000	2,319,934
4.95% 6/15/16	8,590,000	9,690,637
5.15% 3/01/20	3,000,000	3,561,231
DCP Midstream Operating, LP
2.5% 12/01/17	2,000,000	1,991,628
Dell, Inc.
5.625% 4/15/14	1,250,000	1,327,234
Diageo Capital plc
4.85% 5/15/18	3,941,000	4,481,591
DIRECTV Holdings
4.75% 10/01/14	2,000,000	2,136,342
DISH Network Corp.
7.0% 10/01/13	10,000,000	10,425,000
Expedia, Inc.
7.456% 8/15/18	13,000,000	15,512,562
FiServ, Inc.
3.125% 10/01/15	1,000,000	1,049,145
Flir Systems, Inc.
3.75% 9/01/16	10,000,000	10,261,060
Ford Motor Credit Co. LLC
4.207% 4/15/16	5,000,000	5,337,185
General Electric Capital Corp.
2.375% 6/30/15	10,000,000	10,336,030
2.25% 11/09/15	6,181,000	6,387,625
Goldman Sachs Group, Inc.
5.95% 1/18/18	4,000,000	4,659,928
Hewlett-Packard Co.
1.55% 5/30/14	8,009,000	7,993,863
4.75% 6/02/14	15,540,000	16,204,506

	Principal
	amount	Value
JP Morgan Chase & Co.
1.058% 5/02/14 Floating Rate Security	$5,000,000	$5,035,955
2.6% 1/15/16	15,000,000	15,604,980
0.7015% 11/21/16 (Bear Stearns)
Floating Rate Security	15,000,000	14,773,065
6.0% 7/05/17	5,000,000	5,869,150
6.3% 4/23/19	2,500,000	3,088,540
Kraft Foods, Inc.
2.625% 5/08/13	1,000,000	1,006,427
Laboratory Corp. of America Holdings
3.125% 5/15/16	1,250,000	1,318,076
Liberty Interactive LLC
5.7% 5/15/13	13,240,000	13,455,150
Marathon Petroleum Corp.
3.5% 3/01/16	1,000,000	1,065,309
Markel Corp.
6.8% 2/15/13	18,175,000	18,290,375
7.125% 9/30/19	4,566,000	5,506,025
5.35% 6/01/21	10,000,000	10,947,590
4.9% 7/01/22	2,000,000	2,178,802
Mead Johnson Nutrition Co.
3.5% 11/01/14	2,000,000	2,091,208
MetLife, Inc.
5.125% 4/10/13(d)	9,100,000	9,214,587
2.375% 2/06/14	1,000,000	1,018,996
5.125% 8/15/14
(Travelers Life & Annuity)(d)	8,000,000	8,577,976
2.0% 1/09/15(d)	10,000,000	10,274,920
3.125% 1/11/16(d)	2,000,000	2,121,534
Mohawk Industries, Inc.
6.375% 1/15/16	25,905,000	29,272,650
News America Holdings
9.25% 2/01/13	2,222,000	2,235,754
Omnicom Group, Inc.
5.9% 4/15/16	7,000,000	7,985,166
Penske Truck Leasing
2.5% 3/15/16(d)	14,945,000	14,996,725
Petrohawk Energy Corp.
7.875% 6/01/15	16,750,000	17,498,809
7.25% 8/15/18	5,675,000	6,414,254
QVC, Inc.
7.125% 4/15/17(d)	9,600,000	10,068,086
7.5% 10/01/19(d)	4,000,000	4,415,092
Range Resources Corp.
7.25% 5/01/18	2,870,000	3,027,850
8.0% 5/15/19	12,000,000	13,350,000
Republic Services, Inc. (Allied Waste)
3.8% 5/15/18	5,000,000	5,503,645
Shale-Inland Holdings, LLC
8.75% 11/15/19(d)	2,000,000	2,105,000
Solvay SA (Rhodia)
6.875% 9/15/20(d)	5,000,000	5,639,140
Texas Industries, Inc.
9.25% 8/15/20	300,000	323,250
Time Warner Cable, Inc.
7.5% 4/01/14	1,700,000	1,842,599
Time Warner, Inc.
3.15% 7/15/15	500,000	529,071
UnitedHealth Group, Inc.
4.75% 2/10/14	178,000	185,630

	Principal
	amount	Value
U.S. Bancorp
1.125% 10/30/13	$10,000,000	$10,066,820
U.S. Bank N.A.
4.95% 10/30/14	4,500,000	4,840,524
Valeant Pharmaceuticals International, Inc.
6.5% 7/15/16(d)	5,000,000	5,281,250
Vornado Realty Trust
4.25% 4/01/15	14,315,000	15,139,272
Vulcan Materials Co.
6.5% 12/01/16	5,500,000	6,091,250
6.4% 11/30/17	8,000,000	8,780,000
Washington Post Co.
7.25% 2/01/19	8,500,000	10,204,922
WellPoint, Inc.
6.0% 2/15/14	2,000,000	2,117,310
Wells Fargo & Co.
4.8% 11/01/14 (Wachovia Bank)	10,000,000	10,738,290
0.69275% 11/03/14 (Wachovia Bank)
Floating Rate Security	21,585,000	21,531,167
4.875% 2/01/15 (Wachovia Bank)	6,070,000	6,555,576
0.52% 5/16/16 Floating Rate Security	9,750,000	9,550,690
0.578% 6/15/17 (Wachovia Bank)
Floating Rate Security	5,000,000	4,887,815
Willis North America, Inc.
6.2% 3/28/17	14,477,000	16,497,251
WM Wrigley Jr. Co.
3.05% 6/28/13(d)	8,792,000	8,897,434
3.7% 6/30/14(d)	9,626,000	9,966,770
Yum! Brands, Inc.
4.25% 9/15/15	1,000,000	1,080,610
Total Corporate Bonds
(Cost $570,914,865)		601,394,916

MORTGAGE-BACKED SECURITIES — 28.3%(c)
Federal Home Loan Mortgage Corporation — 13.9%
Collateralized Mortgage Obligations — 9.6%
2831 CL AB — 5.0% 2018 (0.0 years)	1,446	1,446
2549 CL PD — 5.5% 2031 (0.0 years)	67,877	67,861
2906 CL HK — 5.0% 2032 (0.0 years)	67,265	67,244
R010 CL AB — 5.5% 2019 (0.2 years)	199,503	200,156
3566 CL DB — 4.0% 2022 (0.2 years)	541,158	544,292
R011 CL AB — 5.5% 2020 (0.4 years)	161,651	163,192
2627 CL LE — 3.0% 2017 (0.5 years)	139,799	141,121
3229 CL HB — 5.0% 2025 (0.9 years)	588,796	608,784
2778 CL JD — 5.0% 2032 (1.0 years)	2,711,811	2,794,842
2937 CL HJ — 5.0% 2019 (1.0 years)	1,008,193	1,049,035
3562 CL KA — 4.0% 2022 (1.0 years)	2,796,060	2,860,237
2937 CL JG — 5.0% 2033 (1.0 years)	6,160,731	6,341,385
2864 CL PE — 5.0% 2033 (1.1 years)	16,893,532	17,447,082
2934 CL KE — 5.0% 2033 (1.1 years)	4,742,504	4,887,850
2760 CL PD — 5.0% 2032 (1.1 years)	5,027,853	5,201,601
2780 CL TE — 5.0% 2033 (1.1 years)	6,955,301	7,209,611
3556 CL MA — 5.0% 2037 (1.2 years)	1,114,357	1,167,911
3170 CL EA — 4.5% 2020 (1.2 years)	1,213,170	1,258,536
3544 CL KA — 4.5% 2023 (1.2 years)	1,986,589	2,049,284
2574 CL JM — 5.0% 2022 (1.3 years)	423,163	441,913
3840 CL KA — 5.0% 2029 (1.4 years)	3,930,666	4,101,378
3815 CL AD — 4.0% 2025 (1.8 years)	2,626,123	2,718,224
3844 CL AG — 4.0% 2025 (1.9 years)	7,459,338	7,788,142

	Principal
	amount	Value
3003 CL LD — 5.0% 2034 (2.2 years)	$10,408,227	$11,171,353
3649 CL BW — 4.0% 2025 (2.6 years)	10,297,844	10,866,620
3620 CL PA — 4.5% 2039 (2.7 years)	8,144,049	8,711,046
3842 CL PH — 4.0% 2041 (2.9 years)	6,329,963	6,716,185
2952 CL PA — 5.0% 2035 (3.3 years)	3,043,381	3,345,912
4107 CL LW — 1.75% 2027 (3.5 years)	14,307,319	14,532,831
4107 CL LA — 2.5% 2031 (3.8 years)	14,562,132	15,047,525
		139,502,599
Pass-Through Securities — 4.2%
EO1386 — 5.0% 2018 (1.8 years)	99,965	107,107
G13300 — 4.5% 2023 (2.4 years)	887,141	944,477
G18296 — 4.5% 2024 (2.5 years)	1,920,098	2,043,594
G13517 — 4.0% 2024 (2.5 years)	2,973,030	3,144,970
G18306 — 4.5% 2024 (2.5 years)	4,079,846	4,342,253
G18308 — 4.0% 2024 (2.5 years)	4,275,701	4,522,979
E02804 — 3.0% 2025 (2.6 years)	9,195,769	9,664,562
J13949 — 3.5% 2025 (2.8 years)	11,937,668	12,945,157
G18190 — 5.5% 2022 (2.9 years)	131,522	141,965
E03033 — 3.0% 2027 (2.9 years)	12,412,533	13,056,951
G01818 — 5.0% 2035 (3.0 years)	9,112,404	9,841,094
		60,755,109
Interest Only Securities — 0.1%
3974 CL AI — 3.0% 2021 (2.0 years)	22,349,029	1,407,750
		201,665,458
Federal National Mortgage Association — 11.6%
Collateralized Mortgage Obligations — 3.0%
2010-10 CL AD — 4.5% 2036 (0.1 years)	589,973	589,907
2010-61 CL EB — 4.5% 2037 (0.2 years)	1,326,691	1,337,176
2007-32 CL BA — 5.5% 2034 (0.3 years)	491,041	493,713
2008-54 CL EC — 5.0% 2035 (0.3 years)	514,278	517,048
2003-37 CL QD — 5.0% 2032 (0.4 years)	216,627	218,418
2006-21 CL CA — 5.5% 2029 (0.4 years)	284,345	287,498
2005-91 CL DA — 4.5% 2020 (0.4 years)	2,928,009	2,996,123
2004-40 CL BA — 4.5% 2018 (0.5 years)	526,834	534,971
2005-9 CL AC — 5.0% 2033 (0.6 years)	3,051,369	3,100,255
2003-43 CL EX — 4.5% 2017 (0.6 years)	112,086	114,541
2005-1 CL KA — 5.0% 2033 (0.6 years)	2,329,885	2,369,698
2010-9 CL CA — 5.0% 2037 (0.8 years)	3,723,484	3,813,393
2003-39 CL LC — 5.0% 2022 (0.8 years)	134,894	138,117
2009-52 CL DC — 4.5% 2023 (1.0 years)	408,125	418,059
2003-86 CL KT — 4.5% 2018 (1.0 years)	635,626	653,649
2004-78 CL AB — 5.0% 2032 (1.1 years)	4,628,282	4,790,966
2007-42 CL YA — 5.5% 2036 (1.4 years)	1,044,275	1,086,113
2009-44 CL A — 4.5% 2023 (1.5 years)	867,050	902,720
2011-19 CL KA — 4.0% 2025 (1.6 years)	7,552,724	7,851,423
2003-9 CL DB — 5.0% 2018 (1.8 years)	575,951	616,160
2010-145 CL PA — 4.0% 2024 (2.2 years)	4,775,148	4,983,373
2010-54 CL WA — 3.75% 2025 (2.5 years)	5,726,595	6,054,554
		43,867,875

SHORT-INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS • (CONTINUED) • (UNAUDITED)

	Principal
	amount	Value
Pass-Through Securities — 8.6%
254863 — 4.0% 2013 (0.3 years)	$17,941	$19,174
255291 — 4.5% 2014 (0.6 years)	70,299	75,661
256982 — 6.0% 2017 (1.7 years)	287,824	305,785
254907 — 5.0% 2018 (1.9 years)	360,628	391,966
357414 — 4.0% 2018 (1.9 years)	1,151,760	1,236,547
251787 — 6.5% 2018 (2.0 years)	11,672	12,999
357985 — 4.5% 2020 (2.3 years)	361,871	389,980
888595 — 5.0% 2022 (2.4 years)	737,777	801,887
890112 — 4.0% 2024 (2.4 years)	2,966,047	3,179,756
MA0043 — 4.0% 2024 (2.4 years)	2,616,595	2,804,308
AA4315 — 4.0% 2024 (2.5 years)	5,382,947	5,769,117
AA5510 — 4.0% 2024 (2.5 years)	1,478,995	1,585,098
995693 — 4.5% 2024 (2.5 years)	4,066,129	4,378,797
931739 — 4.0% 2024 (2.5 years)	1,326,905	1,422,096
AD0629 — 5.0% 2024 (2.5 years)	2,718,366	2,954,581
995692 — 4.5% 2024 (2.5 years)	3,690,983	3,973,651
AD7073 — 4.0% 2025 (2.6 years)	4,386,589	4,699,910
995960 — 5.0% 2023 (2.6 years)	2,439,365	2,644,475
AE0031 — 5.0% 2025 (2.6 years)	3,900,243	4,223,923
930667 — 4.5% 2024 (2.6 years)	2,979,784	3,207,520
995755 — 4.5% 2024 (2.6 years)	5,958,040	6,413,396
AB1769 — 3.0% 2025 (2.6 years)	7,752,541	8,288,194
AB2251 — 3.0% 2026 (2.6 years)	7,786,967	8,342,032
AL0471 — 5.5% 2025 (2.8 years)	14,358,252	15,462,465
888439 — 5.5% 2022 (2.8 years)	632,651	685,500
725232 — 5.0% 2034 (2.8 years)	1,206,958	1,315,167
MA0587 — 4.0% 2030 (3.0 years)	16,852,636	18,147,065
555531 — 5.5% 2033 (3.0 years)	14,429,090	15,860,248
995112 — 5.5% 2036 (3.1 years)	6,323,065	6,918,607
		125,509,905
		169,377,780
Government National Mortgage Association — 0.1%
Interest Only Securities — 0.1%
2012-61 CL BI — 4.5% 2038 (1.4 years)	7,809,687	442,697
2009-31 CL PI — 4.5% 2037 (1.8 years)	10,065,267	711,019
		1,153,716
Non-Government Agency — 2.7%
Collateralized Mortgage Obligations — 2.7%
SEMT 2010-H1 CL A1 — 3.75% 2040
(0.3 years)	3,502,460	3,543,594
SEMT 2011-1 CL A1 — 4.125% 2041
(0.7 years)	3,545,929	3,610,749
WAMU 2003-S7 CL A1 — 4.5% 2018
(0.7 years)	183,718	189,298
SEMT 2012-2 CL A2 — 3.5% 2042
(1.5 years)	9,274,208	9,468,072
Chase 2004-S1 CL A6 — 4.5% 2019
(1.7 years)	95,049	91,209
SEMT 2012-1 CL 1A1 — 2.865% 2042
(2.1 years)	11,778,360	12,113,478
SEMT 2012-4 CL A1 — 3.5% 2042
(4.5 years)	9,682,336	10,252,592
		39,268,992
Total Mortgage-Backed Securities
(Cost $399,750,571)		411,465,946

COMMERCIAL MORTGAGE-	Principal
BACKED SECURITIES — 2.2%	amount	Value
ORES 2012-LV1 CL A
4.0% 2044 (0.6 years)(d)	$3,701,082	$3,716,116
SMAP 2012-LV1 CL A
3.5% 2025 (1.1 years)(d)	3,000,000	3,020,340
LBUBS 2006-C4 CL AAB
5.840271% 2032 Floating Rate
Security (1.2 years)	10,164,179	10,725,719
RCMC 2012-CRE1 CL A
5.62346% 2044 (2.6 years)(d)	14,343,297	14,415,014
Total Commercial Mortgage-Backed Securities
(Cost $31,474,798)		31,877,189

ASSET-BACKED SECURITIES — 1.3%
UACST 2012-1 CL A2
1.1% 2015 (0.8 years)(d)	3,000,000	3,001,512
WLAKE 2012-1A CL A2
1.03% 2016 (0.9 years)(d)	5,000,000	5,005,300
CABMT 2011-2A CL A2
0.809% 2019 Floating Rate Security
(3.4 years)(d)	4,500,000	4,546,260
CABMT 2012-2A CL A2
0.689% 2020 Floating Rate Security
(4.4 years)(d)	6,000,000	6,020,235
Total Asset-Backed Securities
(Cost $18,499,780)		18,573,307

TAXABLE MUNICIPAL BONDS — 1.7%
University of California 4.85% 5/15/13	990,000	1,006,216
North Texas Tollway Authority Revenue
2.441% 9/01/13	4,000,000	4,054,680
Nebraska Public Power District
5.14% 1/01/14	10,000,000	10,420,700
Los Angeles, California Cmty Dev
6.0% 9/01/14	2,275,000	2,444,738
6.0% 9/01/15	1,220,000	1,356,091
Menomonee Falls, Wisconsin
4.25% 11/01/14	2,000,000	2,025,900
Omaha, Nebraska Public Facilities Corp.,
Lease Revenue, Series B, Refunding
4.588% 6/01/17	815,000	927,185
4.788% 6/01/18	1,000,000	1,158,900
Iowa State University Revenue
5.8% 7/01/22	1,335,000	1,485,080
Total Taxable Municipal Bonds
(Cost $24,069,949)		24,879,490

U.S. TREASURY AND GOVERNMENT AGENCY — 15.6%
U.S. Treasury — 10.1%
U.S. Treasury Note
0.625% 1/31/13	20,000,000	20,010,940
1.375% 2/15/13	20,000,000	20,033,600
3.125% 9/30/13	15,000,000	15,329,880
1.25% 2/15/14	30,000,000	30,352,740
1.25% 3/15/14	30,000,000	30,377,340
1.75% 3/31/14	30,000,000	30,575,400
		146,679,900
Government Agency — 5.5%
Fannie Mae
2.1% 3/28/19	20,000,000	20,082,600

	Principal
	amount
	or shares	Value
Freddie Mac
2.0% 8/14/17	$25,000,000	$25,288,325
1.0% 1/10/19(e)	15,000,000	15,002,895
3.0% 8/01/19	20,000,000	20,307,860
		80,681,680
Total U.S. Treasury and Government Agency
(Cost $227,290,880)		227,361,580

COMMON STOCKS — 2.3%
Redwood Trust, Inc.	1,867,409	31,540,538
Newcastle Investment Corp.	200,000	1,736,000
Total Common Stocks
(Cost $25,885,006)		33,276,538

	Principal
	amount
CASH EQUIVALENTS — 6.8%	or shares	Value
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	84,594,551	$84,594,551
U.S. Treasury Bill 0.16% 2/07/13(b)	$15,000,000	14,999,580
Total Cash Equivalents
(Cost $99,592,162)		99,594,131
Total Investments in Securities
(Cost $1,397,478,011)		1,448,423,097
Other Assets Less Other Liabilities — 0.5%		6,846,299
Net Assets — 100.0%		$1,455,269,396
Net Asset Value Per Share - Institutional Class		$12.60
Net Asset Value Per Share - Investor Class		$12.58

(a)	Rate presented represents the annualized 7-day yield at December 31, 2012.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.
(c)	Number of years indicated represents estimated average life of mortgage-backed securities.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined date. Coupon rate presented represents the rate at December 31, 2012.

See Notes to Schedule of Investments

NEBRASKA TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2012 • (UNAUDITED)

	Principal
MUNICIPAL BONDS — 93.0%	amount	Value
Arizona — 2.5%
Maricopa County, General Obligation,
Gilbert Unified School District No. 41, Refunding, Series 2012
5.0%, 7/01/18	$400,000	$470,760
Peoria Unified School District No. 11, Series 2006
5.0% 7/01/24	950,000	1,072,360
Mesa, Highway Project Advancement Notes, Revenue, Series 2009
3.5%, 7/01/15	1,000,000	1,014,580
		2,557,700
Florida — 2.5%
Greater Orlando, Aviation Authority, Revenue, Series 2009A, AMT
6.0%, 10/01/16	1,000,000	1,168,150
JEA, Electric System Revenue, Series Three 2009B
5.0%, 10/01/28	300,000	317,700
Miami, Dade County, Aviation Revenue, Series 2010A
4.25%, 10/01/18	1,000,000	1,111,270
		2,597,120
Georgia — 1.2%
State of Georgia, General Obligation, Refunding, Series 2005B
5.0%, 7/01/17	1,100,000	1,222,397
Illinois — 1.1%
Illinois Finance Authority, Revenue, Series 2009A,
Northwestern Memorial Hospital
5.0%, 8/15/17	245,000	285,089
Springfield, Water Revenue, Series 2004
5.25%, 3/01/19	800,000	845,952
		1,131,041
Iowa — 0.6%
Cedar Rapids Community School District, Infrastructure Sales,
Services and Use Tax Revenue, Series 2011
4.0%, 7/01/20	600,000	661,050
Nebraska — 78.1%
Adams County, Hospital Authority #1, Revenue, Mary Lanning
Memorial Hospital Project, Radian Insured
4.25%, 12/15/16	250,000	270,375
4.4%, 12/15/17	250,000	274,995
5.3%, 12/15/18	700,000	701,435
Bellevue, Development Revenue, Bellevue University Project,
Series 2010A, 2.75%, 12/01/15	1,000,000	1,030,820
Cornhusker Public Power District, Electric Revenue, Refunding,
Series 2010, 2.4%, 7/01/17	400,000	412,560
Dawson County, Lexington Public School District #001,
General Obligation, Refunding
2.15%, 12/15/13	490,000	495,679
Dawson Public Power District, Electric Revenue, Series 2010B
2.25%, 12/15/17	125,000	128,699
2.75%, 12/15/19	100,000	103,814
Douglas County, Educational Facility Revenue,
Creighton University Project, Refunding, Series 2010A
5.0%, 7/01/16	430,000	475,240
5.6%, 7/01/25	400,000	466,756
Douglas County, Elkhorn Public School District #10, Series 2010B
3.0%, 6/15/16	525,000	546,819
Douglas County, General Obligation, Refunding, Series 2011B
3.0%, 12/15/19	1,155,000	1,231,276

	Principal
	amount	Value
Douglas County, Hospital Authority #1, Revenue, Refunding,
Alegent Health - Immanuel, AMBAC Insured
5.125%, 9/01/17	$250,000	$250,280
Quality Living Inc. Project
4.7%, 10/01/17	255,000	255,003
Douglas County, Hospital Authority #2, Revenue,
Boys Town Project, Series 2008
4.75%, 9/01/28	500,000	547,450
Nebraska Medical Center Project, Series 2003
5.0%, 11/15/14	380,000	409,226
5.0%, 11/15/15	295,000	328,037
Refunding, Children’s Hospital Obligated Group, Series 2008B
4.5%, 8/15/15	230,000	246,445
5.25%, 8/15/20	1,000,000	1,115,220
5.5%, 8/15/21	1,430,000	1,593,806
Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System
5.5%, 11/01/18	440,000	478,042
Douglas County, Millard Public School District #17,
Certificates of Participation, Series 2012
0.8%, 6/15/14	420,000	420,286
Refunding, Series 2009, 4.0%, 6/15/17	750,000	782,092
Douglas County, Zoo Facility Revenue, Refunding,
Omaha’s Henry Doorly Zoo Project
4.2%, 9/01/16	600,000	635,010
4.75%, 9/01/17	200,000	212,996
Grand Island, Electric Revenue, Refunding, Series 2012
0.4%, 8/15/13	750,000	750,165
1.25%, 8/15/16	1,000,000	1,008,700
Grand Island, Sanitary Sewer Revenue, Refunding, FSA Insured
3.3%, 4/01/13	870,000	872,236
3.45%, 4/01/14	650,000	651,690
Hastings, Combined Utility Revenue, Refunding, Series 2012
2.0%, 10/15/16	320,000	332,122
2.0%, 10/15/17	430,000	445,415
Hastings, Electric System Revenue, Refunding, Series 2011
3.0%, 1/01/16	750,000	790,117
3.25%, 1/01/17	500,000	535,055
La Vista, General Obligation, Refunding, Series 2009
2.5%, 11/15/15	415,000	424,960
3.0%, 11/15/17	640,000	656,326
Lancaster County, Hospital Authority #1, Revenue, Refunding,
Bryan LGH Medical Center
Series 2006, 4.0%, 6/01/19	300,000	317,322
Series 2008A, 5.0%, 6/01/16	500,000	549,695
Series 2008A, 5.0%, 6/01/17	500,000	559,115
Lincoln, Certificates of Participation,
Series 2010A, 2.4%, 3/15/17	395,000	410,022
Series 2012, 3.0%, 6/01/13	485,000	490,505
Series 2012, 3.0%, 6/01/14	830,000	860,370
Lincoln, Educational Facilities, Revenue, Refunding,
Nebraska Wesleyan University Project, Series 2012
2.25%, 4/01/19	645,000	667,123
2.5%, 4/01/21	925,000	939,014
Lincoln, Electric System Revenue, Refunding,
Series 2007B, 5.0%, 9/01/18	1,000,000	1,147,710
Series 2012, 5.0%, 9/01/21	1,000,000	1,267,920
Lincoln, General Obligation, Highway Allocation Fund
4.0%, 5/15/23	1,000,000	1,079,740

	Principal
	amount	Value
Lincoln, Parking Revenue, Refunding, Series 2011
3.25%, 8/15/18	$440,000	$486,411
Lincoln, Sanitary Sewer Revenue, Refunding,
Series 2003, MBIA Insured
5.0%, 6/15/16	885,000	904,222
Series 2012
1.5%, 6/15/17	440,000	450,551
1.75%, 6/15/18	425,000	439,259
Lincoln, Water Revenue, Refunding, Series 2012
1.5% 8/15/16	450,000	461,632
Lincoln County, North Platte School District #001,
General Obligation, Refunding
2.0%, 12/15/13	770,000	778,863
Municipal Energy Agency of Nebraska, Power Supply System Revenue,
Refunding,
2009 Series A, BHAC Insured
5.0%, 4/01/20	500,000	602,040
2012 Series A, 5.0%, 4/01/18	100,000	118,230
Nebraska Educational Financial Authority, Revenue, Refunding,
Hastings College Project
5.05%, 12/01/23	500,000	510,135
Nebraska Investment Finance Authority, Clean Water State
Revolving Fund, Series 2012#
0.8%, 6/15/13	1,440,000	1,440,000
Nebraska Investment Financial Authority, Revenue, Drinking Water
State Revolving Fund, Series 2010A
4.0%, 7/01/25	750,000	801,232
Nebraska Investment Financial Authority, Homeownership Revenue,
2011 Series A, 2.4%, 9/01/17	480,000	499,392
Nebraska Public Power District, Revenue,
2003 Series A, 5.0%, 1/01/20	230,000	235,479
2005 Series A, 5.0%, 1/01/18	200,000	222,014
2005 Series B-2, 5.0%, 1/01/16	1,000,000	1,084,630
2007 Series B, 5.0%, 1/01/15	885,000	960,260
2007 Series B, 5.0%, 1/01/20	395,000	456,742
2007 Series B, 5.0%, 1/01/21	1,750,000	2,028,530
2008 Series B, 5.0%, 1/01/18	800,000	946,248
2010 Series C, 4.25%, 1/01/17	500,000	562,935
2011 Series A, 4.0%, 1/01/15	250,000	266,978
2012 Series A, 4.0%, 1/01/21	500,000	575,185
2012 Series A, 5.0%, 1/01/21	500,000	612,870
2012 Series B, 3.0%, 1/01/24	1,000,000	1,034,130
Nebraska State Colleges Facility Corp., Deferred Maintenance Revenue,
MBIA Insured
4.25%, 7/15/15	405,000	438,627
5.0%, 7/15/16	200,000	227,046
4.0%, 7/15/17	200,000	218,514
Omaha Convention Hotel Corp., Revenue, Convention Center Hotel,
First Tier, Refunding, Series 2007, AMBAC Insured
5.0%, 2/01/20	600,000	674,058
Omaha, General Obligation, Refunding,
Series 2008
3.75%, 6/01/14	1,000,000	1,048,000
5.0%, 6/01/20	350,000	416,861
5.25%, 10/15/19	250,000	306,673
Series 2012B, 4.0%, 11/15/17	500,000	573,050
Omaha, Public Facilities Corp., Lease Revenue,
Omaha Baseball Stadium Project,
Series 2009, 5.0%, 6/01/23	770,000	918,387
Series 2010, 4.125%, 6/01/29	650,000	705,946

	Principal
	amount	Value
Rosenblatt Stadium Project, Series C
3.9%, 10/15/17	$235,000	$259,788
3.95%, 10/15/18	240,000	264,310
Omaha Public Power District,
Electric System Revenue,
1993 Series C, 5.5%, 2/01/14	120,000	123,329
2007 Series A, 4.1%, 2/01/19	1,000,000	1,118,030
2012 Series A, 5.0%, 2/01/24	2,000,000	2,465,220
Electric System Subordinated Revenue,
2006 Series B, FGIC Insured
4.75%, 2/01/36	1,000,000	1,080,540
Omaha, Sanitary Sewer Revenue, MBIA Insured
4.0%, 11/15/14	250,000	266,140
Omaha, Special Obligation, Revenue, Refunding,
Riverfront Redevelopment Project, Series 2012
2.0% , 2/01/13	250,000	250,333
Omaha, Special Tax, Revenue, Heritage Development Project,
Series 2004, 5.0%, 10/15/17	1,090,000	1,178,802
Papillion-La Vista, Sarpy County School District #27,
General Obligation,
Refunding, Series 2009A
3.15%, 12/01/17	930,000	994,886
Series 2009, 5.0%, 12/01/28	500,000	574,385
Papillion, Water System Revenue, Bond Anticipation Notes,
Series 2010, 1.65%, 6/15/13	1,000,000	1,000,840
Public Power Generation Agency, Revenue, Whelan Energy
Center Unit 2, Series A,
AGC-ICC AMBAC Insured, 5.0%, 1/01/19	1,260,000	1,432,166
AMBAC Insured, 5.0%, 1/01/18	750,000	856,245
AMBAC Insured, 5.0%, 1/01/26	800,000	899,360
Sarpy County, Recovery Zone Facility Certificates of Participation,
Series 2010
2.35%, 12/15/18	155,000	164,712
2.6%, 12/15/19	135,000	144,931
Southern Nebraska Public Power District, Electric System Revenue,
AMBAC Insured
4.625%, 9/15/21	1,000,000	1,101,060
State of Nebraska, Certificates of Participation,
Series 2009B, 2.1%, 8/01/13	590,000	590,856
Series 2009C, 2.0%, 11/01/13	700,000	700,917
Series 2010B, 1.2%, 9/15/14	1,230,000	1,242,780
Series 2011A, 1.0%, 4/15/13	310,000	310,592
Series 2012A, 0.6%, 12/15/13	755,000	756,601
University of Nebraska, Facilities Corp.,
Deferred Maintenance Revenue,
Series 2006, 5.0%, 7/15/18	830,000	944,756
Financing Agreement Revenue, UNMC Eye Institute, Series 2011
2.0%, 3/01/15	525,000	541,606
Lease Rental Revenue,
NCTA Education Center/Student Housing Project,
Series 2011, 3.75%, 6/15/19	285,000	323,891
UNMC OPPD Exchange Project,
Series 2010, 2.75%, 2/15/16	1,185,000	1,264,063

NEBRASKA TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS • (CONTINUED) • (UNAUDITED)

	Principal
	amount	Value
University of Nebraska, University Revenue,
Kearney Student Fees and Facilities, Series 2006
4.75%, 7/01/25	$330,000	$364,624
Lincoln Memorial Stadium Project, Refunding, Series 2004A
5.0%, 11/01/19	2,160,000	2,275,214
Lincoln Parking Project, Refunding, Series 2005
4.0%, 6/01/17	1,070,000	1,149,276
4.5%, 6/01/20	500,000	537,310
Lincoln Student Fees and Facilities,
Refunding, Series 2012, 5.0%, 7/01/15	920,000	1,017,382
Series 2003B, 5.0%, 7/01/23	1,000,000	1,042,650
Omaha Health & Recreation Project
4.05%, 5/15/19	390,000	446,367
5.0%, 5/15/33	700,000	783,335
Omaha Student Facilities Project
4.5%, 5/15/16	565,000	636,433
5.0%, 5/15/27	800,000	909,384
Wheat Belt Public Power District, Electric System Revenue,
Series 2009B
3.2%, 9/01/16	330,000	339,554
3.4%, 9/01/17	415,000	427,251
York County, Hospital Authority #1, Revenue, Refunding,
Hearthstone Project
2.7%, 6/01/13	150,000	150,891
		81,103,623
North Dakota — 0.9%
Grand Forks, Sales Tax Revenue, Refunding, Series 2005A
5.0%, 12/15/21	795,000	876,654
Puerto Rico — 2.3%
Commonwealth, General Obligation, Refunding,
Series A, Assured Guaranty Insured
5.0%, 7/01/15	845,000	885,847
Electric Power Authority Revenue, Series RR, FSA Insured
5.0%, 7/01/20	1,000,000	1,028,490
Municipal Finance Agency, General Obligation, 2002 Series A,
FSA Insured, 5.25%, 8/01/16	500,000	501,940
		2,416,277

	Principal
	amount
	or shares	Value
Texas — 1.3%
San Antonio, General Obligation, Refunding, Series 2010
5.0%, 2/01/19	$1,195,000	$1,343,718
Virginia — 1.0%
Chesterfield County, General Obligation, Refunding, Series 2005B
5.0%, 1/01/17	975,000	1,063,432
Wisconsin — 1.5%
Milwaukee County, General Obligation, Refunding, Series 2005A
5.0%, 12/01/20	1,405,000	1,529,595
Total Municipal Bonds
(Cost $92,356,149)		96,502,607

CASH EQUIVALENTS — 6.9%
Wells Fargo National Advantage Tax-Free Money Market Fund -
Institutional Class 0.01%(a)
(Cost $7,178,759)	7,178,759	7,178,759
Total Investments in Securities
(Cost $99,534,908)		103,681,366
Other Assets Less Other Liabilities — 0.1%		111,689
Net Assets — 100.0%		$103,793,055
Net Asset Value Per Share		$10.44

#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at December 31, 2012.

See Notes to Schedule of Investments

GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2012 • (UNAUDITED)

	Principal
U.S. TREASURY — 89.3%†	amount	Value
U.S. Treasury Bill
0.02% 2/21/13	$40,000,000	$39,998,782
0.03% 2/28/13	45,000,000	44,998,187
Total U.S. Treasury		84,996,969

CASH EQUIVALENTS — 10.6%	Shares	Value
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	10,000,322	$10,000,322
Wells Fargo Advantage 100% Treasury Money Market Fund -
Service Class 0.00%(a)	52,556	52,556
Total Cash Equivalents		10,052,878
Total Investments in Securities
(Cost $95,049,847)		95,049,847
Other Assets Less Other Liabilities — 0.1%		76,752
Net Assets — 100.0%		$95,126,599
Net Asset Value Per Share		$1.00

†	Interest rates presented represent the yield to maturity at the date of purchase.
(a)	Rate presented represents the annualized 7-day yield at December 31, 2012.

See Notes to Schedule of Investments

 Notes to Schedules of Investments (Unaudited):

(1)	Valuation of Investments

All Weitz Funds, excluding Government Money Market Fund

Investments are carried at value determined using the following valuation methods:

• Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

• Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

• Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

• The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors. Money market funds are valued at the quoted net asset value.

• The current market value of a traded option is the last sales price at which such option is traded, or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

• The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  The Board of Trustees has delegated the supervision of the daily valuation process to the Pricing Committee of the Trust’s Administrator, Wallace R. Weitz & Company (the “Pricing Committee”).  The Pricing Committee provides oversight of the approved procedures, evaluates the effectiveness of the pricing policies and reports to the Board of Trustees.  When determining the reliability of third party pricing information, the Pricing Committee, among other things, monitors the daily change in prices and reviews transactions among market participants.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

Government Money Market Fund

Investment securities are carried at amortized cost, which approximates market value.  Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

(2)	Significant Accounting Policies Relating to Options and Securities Sold Short

The Funds, except for the Government Money Market Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market daily.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund will realize a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.

The Funds, except for the Government Money Market Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund will realize a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.

The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.

The Funds, except for the Government Money Market Fund, periodically engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value.  A Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  A Fund would realize a gain if the price of the security declines between those dates.

(3)	Securities Transactions

Security transactions are accounted for on the date the securities are purchased or sold (trade date).

The cost of investments is the same for financial reporting and Federal income tax purposes for the Value, Short-Intermediate Income, Nebraska Tax-Free Income and Government Money Market Funds.  The cost of investments for Federal income tax purposes for the Partners Value, Partners III, Research, Hickory and Balanced Funds is $628,151,438, $456,038,795, $15,832,764, $315,253,767 and $81,372,282, respectively.

At December 31, 2012, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Partners Value	Partners III	Research	Hickory	Balanced	Short-Intermediate Income	Nebraska Tax-Free Income
Appreciation	$166,554,254	$ 126,060,903	$ 127,791,737	$ 1,692,689	$ 55,157,453	$ 9,860,166	$ 51,811,687	$ 4,186,981
Depreciation	(30,672,577)	(17,790,820)	(6,424,572)	(817,111)	(599,810)	(592,125)	(866,601)	(40,523)
Net	$135,881,677	$ 108,270,083	$ 121,367,165	$ 875,578	$ 54,557,643	$ 9,268,041	$ 50,945,086	$ 4,146,458

(4)	Illiquid and Restricted Securities

The Funds own certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted.  Such securities have been valued at fair value in accordance with the procedures described above.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material.  Illiquid and/or restricted securities owned at December 31, 2012, include the following:

	Cost of Illiquid and/or Restricted Securities
	Acquisition Date	Partners III	Hickory	Nebraska Tax-Free Income
Intelligent Systems Corp.	12/03/91	$2,899,379	$-	$-
LICT Corp.	9/09/96	-	2,228,509	-
Nebraska Investment Finance Authority, Clean
Water State Revolving Fund, Series 2012,
0.8%, 6/15/13	7/25/12	-	-	1,440,000
Total cost of illiquid and/or restricted securities		$2,899,379	$2,228,509	$1,440,000
Value at 12/31/12		$3,107,630	$2,311,500	$1,440,000
Percent of net assets at 12/31/12		0.5%	0.6%	1.4%

(5)	Option Transactions

Derivative positions open at December 31, 2012, are summarized as follows:

				Gross Notional
		Fair Value at December 31, 2012		Amt Outstanding
Fund	Type of Derivative	Asset	Liability	December 31, 2012
Partners Value	Equity call options written	$-	$-	$-
Partners III	Put options purchased	752,000	-	40,750,000
	Call options written	-	(4,356,650)	58,750,000
	Equity put options written	-	(20,500)	8,250,000
Hickory	Equity call options written	-	-	-

(6)	Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Partners III
Name of Issuer	Number of Shares Held March 31, 2012	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2012	Value Dec. 31, 2012	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.*	2,270,000	-	-	2,270,000	$3,107,630	$-	$-

* Controlled affiliate in which the Fund owns 25% or more of the outstanding voting securities.

(7)	Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities);

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the company’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

•
Equity securities (common and preferred stock).  Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

•
Corporate and Municipal bonds.  The fair value of corporate and municipal bonds are estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer.  Although most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

•
Asset-backed securities.  The fair value of asset-backed securities (including non-government agency mortgage-backed securities and interest-only securities) is estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

•
U.S. Government securities.  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

•
U.S. agency securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities and mortgage pass-through certificates.  Mortgage-backed securities are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

•
Restricted and/or illiquid securities.  Restricted and/or illiquid securities for which quotations are not readily available are valued in accordance with procedures approved by the Trust’s Board of Trustees.  Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities.  Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

•
Derivative instruments.  Listed derivatives, such as the Funds’ equity option contracts, that are valued based on closing prices from the exchange or the mean of the closing bid and ask prices are generally categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2012, in valuing the Funds’ assets and liabilities carried at fair value:

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Information Technology	$154,256,075	$-	$-	$154,256,075
Consumer Discretionary	152,114,250	-	-	152,114,250
Financials	131,544,296	-	-	131,544,296
Health Care	73,484,500	-	-	73,484,500
Energy	71,156,150	-	-	71,156,150
Materials	51,872,400	-	-	51,872,400
Consumer Staples	44,388,700	-	-	44,388,700
Industrials	28,754,700	-	-	28,754,700
Cash Equivalents	192,324,635	-	-	192,324,635
Total Investments in Securities	$899,895,706	$-	$-	$899,895,706

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$170,679,993	$-	$-	$170,679,993
Information Technology	127,048,360	-	-	127,048,360
Financials	116,260,500	-	-	116,260,500
Health Care	64,580,700	-	-	64,580,700
Energy	44,288,600	-	-	44,288,600
Materials	16,263,300	-	-	16,263,300
Consumer Staples	13,779,750	-	-	13,779,750
Cash Equivalents	183,520,318	-	-	183,520,318
Total Investments in Securities	$736,421,521	$-	$-	$736,421,521

Partners III
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$197,669,150	$-	$-	$197,669,150
Information Technology	118,021,300	-	-	118,021,300
Financials	113,289,200	-	-	113,289,200
Health Care	78,195,500	-	-	78,195,500
Energy	52,184,600	-	-	52,184,600
Materials	13,199,200	-	-	13,199,200
Industrials	-	3,107,630	-	3,107,630
Put Options	-	752,000	-	752,000
Cash Equivalents	987,380	-	-	987,380
Total Investments in Securities	$573,546,330	$3,859,630	$-	$577,405,960
Liabilities:
Securities Sold Short	$(78,525,100)	$-	$-	$(78,525,100)
Options Written	$-	$(4,377,150)	$-	$(4,377,150)

Research
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Information Technology	$6,026,989	$-	$-	$6,026,989
Consumer Discretionary	4,141,412	-	-	4,141,412
Financials	1,184,597	-	-	1,184,597
Health Care	1,101,225	-	-	1,101,225
Energy	723,961	-	-	723,961
Consumer Staples	536,396	-	-	536,396
Industrials	386,232	-	-	386,232
Cash Equivalents	2,607,530	-	-	2,607,530
Total Investments in Securities	$16,708,342	$-	$-	$16,708,342

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$103,982,816	$-	$-	$103,982,816
Financials	40,623,600	-	-	40,623,600
Information Technology	34,808,600	-	-	34,808,600
Health Care	24,249,340	-	-	24,249,340
Materials	16,347,600	-	-	16,347,600
Energy	14,922,500	-	-	14,922,500
Industrials	10,174,156	-	-	10,174,156
Consumer Staples	5,007,500	-	-	5,007,500
Telecommunication Services	-	2,311,500	-	2,311,500
Cash Equivalents	117,383,798	-	-	117,383,798
Total Investments in Securities	$367,499,910	$2,311,500	$-	$369,811,410

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Information Technology	$8,879,938	$-	$-	$8,879,938
Financials	7,780,550	-	-	7,780,550
Consumer Discretionary	7,436,375	-	-	7,436,375
Health Care	6,530,600	-	-	6,530,600
Industrials	3,509,500	-	-	3,509,500
Consumer Staples	3,509,421	-	-	3,509,421
Materials	2,259,150	-	-	2,259,150
Energy	2,169,750	-	-	2,169,750
Corporate Bonds	-	8,449,616	-	8,449,616
Mortgage-Backed Securities	-	2,492,279	-	2,492,279
Commercial Mortgage-Backed
Securities	-	401,924	-	401,924
Asset-Backed Securities	-	505,140	-	505,140
Taxable Municipal Bonds	-	304,914	-	304,914
Cash Equivalents	36,411,166	-	-	36,411,166
Total Investments in Securities	$78,486,450	$12,153,873	$-	$90,640,323

Short-Intermediate Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	$-	$601,394,916	$-	$601,394,916
Mortgage-Backed Securities	-	411,465,946	-	411,465,946
Commercial Mortgage-Backed Securities	-	31,877,189	-	31,877,189
Asset-Backed Securities	-	18,573,307	-	18,573,307
Taxable Municipal Bonds	-	24,879,490	-	24,879,490
U.S. Treasury and Government Agency	-	227,361,580	-	227,361,580
Common Stocks	33,276,538	-	-	33,276,538
Cash Equivalents	99,594,131	-	-	99,594,131
Total Investments in Securities	$132,870,669	$1,315,552,428	$-	$1,448,423,097

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds:
Arizona	$-	$2,557,700	$-	$2,557,700
Florida	-	2,597,120	-	2,597,120
Georgia	-	1,222,397	-	1,222,397
Illinois	-	1,131,041	-	1,131,041
Iowa	-	661,050	-	661,050
Nebraska	-	79,663,623	1,440,000	81,103,623
North Dakota	-	876,654	-	876,654
Puerto Rico	-	2,416,277	-	2,416,277
Texas	-	1,343,718	-	1,343,718
Virginia	-	1,063,432	-	1,063,432
Wisconsin	-	1,529,595	-	1,529,595
Cash Equivalents	7,178,759	-	-	7,178,759
Total Investments in Securities	$7,178,759	$95,062,607	$1,440,000	$103,681,366

Government Money Market
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Treasury	$84,996,969	$-	$-	$84,996,969
Cash Equivalents	10,052,878	-	-	10,052,878
Total Investments in Securities	$95,049,847	$-	$-	$95,049,847

For transfers between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the transfer.  During the nine months ended December 31, 2012, there were no transfers between Level 1 and Level 2.

At December 31, 2012, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the following Funds’ fair values were as follows:

		Partners			Nebraska
	Value	Value	Partners III	Hickory	Tax-Free Income
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
Common Stocks:
Beginning balance, March 31, 2012	$-	$-	$331,500	$1,327,203	$1,505,000
Net realized gain (loss)	(494,309)	(299,902)	-	(6,589)	-
Net change in unrealized appreciation (depreciation)	494,900	300,300	-	(200,808)	-
Net purchases (sales)	(591)	(398)	-	(290,696)	(65,000)
Transfers into Level 3 (at market)	-	-	-	-	-
Transfers out of Level 3 (at market)	-	-	(331,500)	(829,110)	-
Ending balance, December 31, 2012	$-	$-	$-	$-	$1,440,000
Net change in unrealized appreciation (depreciation)
attributable to assets still held as Level 3 at
December 31, 2012	$-	$-	$-	$-	$-

The transfers out of Level 3 resulted from the availability of observable inputs, namely reliable market quotations in an inactive market.

The significant unobservable inputs used in the fair value measurement of Hickory Fund’s investment in Telecommunication Services were a multiple of cash flows (5 times) and discounts for earnings growth and lack of marketability (combined 30% discount).  An increase in the earnings multiple or decreases in the discounts used would increase the value of the investment.  A decrease in the earnings multiple or increases in the discounts used would decrease the value of the investment.

Although the changes in the unobservable inputs may significantly change the security’s value, significant and reasonable changes to any of these inputs would not significantly impact the net assets of the Hickory Fund.

For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:           /s/ Wallace R. Weitz
Wallace R. Weitz

President (Principal Executive Officer)

Date:       January 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Kenneth R. Stoll
Kenneth R. Stoll

Principal Financial Officer

Date:        January 31, 2013